[Janus Letterhead]
August 17, 2012
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 177 and Amendment No. 160 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act. The Amendment relates only to the following series and classes:

Series	Class
Alternative Fund
Janus Real Return Allocation Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Asset Allocation Funds
Janus Conservative Allocation Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Growth Allocation Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Moderate Allocation Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus World Allocation Fund	Class A Shares, Class C Shares, Class I Shares, Class S Shares, Class T Shares

Fixed-Income Funds
Janus Flexible Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Janus Global Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Janus High-Yield Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Series	Class
Janus Short-Term Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Mathematical Funds
INTECH Global Dividend Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

INTECH International Fund	Class A Shares, Class C Shares, Class I Shares, Class S Shares, Class T Shares

INTECH U.S. Core Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

INTECH U.S. Growth Fund	Class A Shares, Class C Shares, Class I Shares, Class S Shares, Class T Shares

INTECH U.S. Value Fund	Class A Shares, Class C Shares, Class I Shares, Class S Shares, Class T Shares

Money Market Funds
Janus Government Money Market Fund	Class D Shares, Class T Shares

Janus Money Market Fund	Class D Shares, Class T Shares

Value Funds
Perkins Large Cap Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Perkins Mid Cap Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class L Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Perkins Select Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Perkins Small Cap Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class L Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Perkins Value Plus Income Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and statements of additional information (“SAIs”) comprising the Amendment as follows:
•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs included in Post-Effective Amendment No. 163, filed on October 28, 2011; Post-Effective Amendment No. 166 and Post-Effective Amendment No. 167, each of which filed on December 15, 2011; Post-Effective Amendment No. 172, filed on January 27, 2012; and Post-Effective Amendment No. 175, filed on May 31, 2012.
As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(1) of the 1933 Act, the Amendment is scheduled to become effective on October 26, 2012.

Please call me at (303) 336-4132 with any comments, questions, or if you would like any additional information regarding this filing.
Respectfully,
/s/ Christine Scheel
Christine Scheel
Legal Counsel
Enclosure (via EDGAR and under separate cover)

cc:	Stephanie Grauerholz-Lofton, Esq. Larry Greene, Esq. Richard C. Noyes, Esq. Donna Brungardt